Organization and Principal Activities - Exclusive Technical Licensing and Service Agreements (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Meowpaw
Subsidiaries, VIEs and Subsidiaries of VIEs
Percentage of shares previously held by the group	75.00%
Percentage of shares previously held by the noncontrolling shareholder	25.00%
Percentage of share transferred by noncontrolling shareholder	25.00%
Investment in subsidiary, ownership percentage	100.00%	100.00%
Consolidated VIEs
Subsidiaries, VIEs and Subsidiaries of VIEs
Registered capital and PRC statutory reserves of the consolidated VIEs used to solely settle obligations of the VIEs and subsidiaries of the VIEs	¥ 33.2	$ 5.1